Annual Total Returns - Putnam International Value Fund - Class A	Total
Entity Listings [Line Items]
Annual Return 2010	7.29%
Annual Return 2011	(13.53%)
Annual Return 2012	21.49%
Annual Return 2013	22.04%
Annual Return 2014	(9.83%)
Annual Return 2015	(1.84%)
Annual Return 2016	0.92%
Annual Return 2017	24.08%
Annual Return 2018	(17.96%)
Annual Return 2019	19.97%